Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,091,000
Total Fee Amount	1,807.87
Total Offset Amount	0
Net Fee	$ 1,807.87
Offset Table N/A	N/A